Notes to financial information by business unit	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Notes to financial information by business unit
Business units are classified according to the Group’s management structure.

The disclosures in this note include certain Alternative performance measures (APMs). For more information on the APMs used by the Group, including definitions and calculations, please refer to pages 21 to 26.

(a)Gross sales revenue includes the sales revenue of equity accounted units on a proportionately consolidated basis (after adjusting for sales to subsidiaries) in addition to consolidated sales. Consolidated sales revenue includes subsidiary sales to equity accounted units which are not included in gross sales revenue.

(b)EBITDA of subsidiaries and the Group’s share of EBITDA relating to equity accounted units represents profit before: tax, net finance items, depreciation and amortisation charged to the income statement in the period. Underlying EBITDA excludes the EBITDA impact of the same items that are excluded from underlying earnings.

(c)Represents profit after tax for the period attributable to the owners of the Rio Tinto Group. Business unit earnings are stated before finance items but after the amortisation of discount related to provisions. Earnings attributed to business units do not include amounts that are excluded in arriving at underlying earnings.

(d)Pilbara represents the Group’s 100% holding in Hamersley, 50% holding of Hope Downs Joint Venture and 65% holding of Robe River Iron Associates. The Group’s net beneficial interest in Robe River Iron Associates is 53% as 30% is held through a 60% owned subsidiary and 35% is held through a 100% owned subsidiary.

(e)Gross revenue, EBITDA, Net Earnings and Operating assets within Evaluation projects/other include activities relating to our portside trading business in China. Transactions between the Pilbara and our portside trading business in China are eliminated through the Iron Ore ‘intra-segment’ line.

(f)In order to reflect the evolution of the Aluminium business, the following changes have been implemented:

–The consolidation line for Bauxite & Alumina has been removed to reflect the less integrated nature of the business and the evolution of the Bauxite segment towards a primarily export oriented business. As a result of this change, the intra-group segment elimination for Gross revenue, EBITDA, Net Earnings and Operating assets between bauxite and alumina are now reported on line 'Inter-segment and other. The intra-group segment eliminations for the six months to 30 June 2020 would have been US$(364) million, US$4 million, US$3 million and US$(24) million respectively. For the six months to 30 June 2019 the eliminations were US$(425) million, US$(2) million, US$(1) million and US$21 million.

–The EBITDA and Net Earnings for the six months ended 30 June 2019 have been restated to include the impact of the legacy alumina contracts (US$155 million and US$122 million, respectively) in the Alumina segment instead of being included in the Other product group items line, in order to provide a comprehensive view of the performance of the Alumina segment.
–The Gross revenue, EBITDA and Net Earnings for the six months ended 30 June 2019 have been restated to reallocate the margin generated by internal shipping activities to Bauxite (US$15 million, US$31 million and US$21 million, respectively) and Alumina (US$30 million, US$64 million and US$44 million, respectively) segments, instead of being included in the Evaluation project/Other line in order to provide a comprehensive view of the performance of the Bauxite and Alumina segments.

Gross revenue, EBITDA, Net Earnings and Operating assets of the overall Rio Tinto Aluminium business were not impacted by these changes.

(g)Our interest in Oyu Tolgoi is held indirectly through our 50.8% investment in Turquoise Hill Resources Ltd (TRQ), where TRQ’s principal asset is its 66% investment in Oyu Tolgoi LLC, which owns the Oyu Tolgoi copper-gold mine.

(h)Includes our interests in Argyle (100%) and Diavik (60%).

(i)Includes our interests in Rio Tinto Fer et Titane (100%), QIT Madagascar Minerals (QMM, 80%) and Richards Bay Minerals (attributable interest of 74%).

(j)Includes our interest in Energy Resources of Australia Ltd (ERA) and, up until the sale of our interest in Rössing Uranium Limited (Rössing) (68.6%) on 16 July 2019, our interest in Rössing. In February 2020, our interest in ERA increased from 68.4% to 86.3% as a result of new ERA shares being issued to Rio Tinto under the Entitlement Offer and Underwriting Agreement to raise funds for the rehabilitation obligations in the Ranger Project Area.
Notes to financial information by business unit (continued)

(k)Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53% interest, has an 85% interest in Simfer S.A., the company that manages the Simandou mining project in Guinea. The Group therefore has a 45.05% indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.

(l)Other operations include our 100% interest in the Gove alumina refinery (under rehabilitation), Rio Tinto Marine and, the remaining legacy liabilities of Rio Tinto Coal Australia. These include provisions for onerous contracts, in relation to rail infrastructure capacity, partly offset by financial assets and receivables relating to contingent royalties and disposal proceeds.

(m)Capital expenditure is the net cash outflow on purchases less sales of property, plant and equipment, capitalised evaluation costs and purchases less sales of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

(n)Operating assets of the Group comprise equity attributable to Rio Tinto before deducting net debt. Operating assets of business units are comprised of net assets excluding post-retirement assets and liabilities, net of tax, and before deducting net debt. Operating assets are stated after the deduction of non-controlling interests - these are calculated by reference to the net assets of the relevant companies (i.e. inclusive of such companies’ debt and amounts due to or from Rio Tinto Group companies).